STOCK-BASED COMPENSATION AND EQUITY AWARDS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
The Company recognized the following stock-based compensation expense related to employees and non-employees which is inclusive of the amounts detailed above:

	Nine Months Ended September 30,
	2013 (1)	2014 (1)
Cost of revenue	$222	$267
Research, development, and engineering	70	299
Sales and marketing	593	1,382
General and administrative	852	1,882
	$1,737	$3,830
Employees	$1,667	$3,785
Non-employees	70	45
Total	$1,737	$3,830

(1)	Stock-based compensation included $545 and $0 related to stock option liability awards for the nine months ended September 30, 2013 and 2014, respectively.

The Company recognized the following stock-based compensation expense related to employees and nonemployees as noted below:

	Year Ended December 31,
	2011	2012	2013
Cost of revenue	$60	$32	$532
Research, development, and engineering	177	136	92
Sales and marketing	886	696	889
General and administrative	2,149	1,379	1,366
	$3,272	$2,243	$2,879
Employees	$3,156	$2,195	$2,664
Non-employees	116	48	215
	$3,272	$2,243	$2,879

(1)	Stock-based compensation included $1,291 related to stock option liability awards.

Schedule of employee stock option plan activity
A summary of stock option plans activity during the nine months ended September 30, 2014 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2013	4,179,119	$8.18	5.62	$31,434
Granted	684,937	15.01
Exercised	(312,020)	6.16
Expired	(31,888)	4.41
Forfeited	(43,533)	7.14
Outstanding at September 30, 2014(2)	4,476,615	$9.45	5.96	$22,800
Vested or expected to vest:
At September 30, 2014(3)	4,421,693	$9.39	5.98	$22,653
Vested:
At September 30, 2014	2,478,103	$7.82	4.49	$16,374

(1)	Calculated using the estimated per-share fair market value of the Company’s common stock as on December 31, 2013 and September 30, 2014, which was $15.70 and $14.43, respectively.

(2)	The total includes 993,934 performance-based options at September 30, 2014.

(3)	Outstanding options, net of forfeiture rate.

A summary of employee stock option plan activity during the year ended December 31, 2013 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2012(2)	4,520,143	$7.63	5.88	$5,633
Granted	262,963	$10.94
Exercised	(378,676)	$4.37
Expired	(122,354)	$3.96
Forfeited	(240,261)	$9.09
Outstanding at December 31, 2013(2)	4,041,815	$8.19	5.62	$30,360
Vested or expected to vest:
At December 31, 2013(3)	3,999,461	$8.16	5.60	$30,110
Vested:
At December 31, 2013	2,443,893	$7.29	4.26	$20,558

(1)	Calculated using the estimated per-share fair market value of the Company’s Common Stock on December 31, 2013, which was $15.70 per share.

(2)	The total includes 1,040,278 and 963,221 performance-based options at December 31, 2012 and December 31, 2013, respectively.

(3)	Outstanding options, net of forfeiture rate.
The following is a summary of stock option activity related to agents of, and advisors to, the Company:

	Shares	Weighted- Average Exercise Price
Outstanding at December 31, 2012	46,014	$9.26
Granted	18,232	$9.26
Exercised	(331)	$9.26
Outstanding at December 31, 2013	63,915	$9.26
Vested and exercisable at December 31, 2013	16,061	$9.26
The following is a summary of stock option activity related to agents of, and advisors to, the Company:

	Shares	Weighted- Average Exercise Price
Outstanding at December 31, 2012	93,313	$6.15
Exercised	(12,277)	$4.59
Expired	(7,647)	$3.96
Outstanding at December 31, 2013	73,389	$6.63
Vested and exercisable at December 31, 2013	51,784	$5.59

Schedule of stock option valuation assumptions
The fair value was determined by applying the Black-Scholes-Merton option pricing model, utilizing the following weighted-average assumptions:

Year Ended December 31,
	2011	2012	2013
Expected dividend yield	—%	—%	—%
Expected volatility	31.33-33.04	32.85-34.38	35.42-40.00
Risk-free interest rate	1.35-2.82%	0.92-1.04%	1.25-2.00%
Expected average life of options	6-7 years	6-7 years	7 years
The fair value of options granted to agents and advisors was determined by applying the Black-Scholes-Merton option pricing model, utilizing the following weighted-average assumptions:

Year Ended December 31,
	2011	2012	2013
Expected dividend yield	—%	—%	—%
Expected volatility	31.57-46.20	30.79-42.81	35.61-37.62
Risk-free interest rate	0.12-2.50%	0.54-2.23%	0.57-3.04%
Expected average life of options	2.39 to 10 years	3.14 to 10 years	4 to 10 years